Intangible Assets and Contract Liabilities - Additional information (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Accumulated amortization for contract liabilities			$ 18.3	$ 17.6
Fortaleza Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights		12 years
Recife Knutsen
Intangible Assets
Amortization Period, Unfavorable contractual rights	12 years
Tordis Knutsen | Above market value of time charter
Intangible Assets
Remaining term of the contract			4 years 9 months 18 days
Vigdis Knutsen | Above market value of time charter
Intangible Assets
Remaining term of the contract			4 years 10 months 24 days